Leases, Undiscounted Cash Flows of Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Undiscounted Cash Flows of Lease Liability [Abstract]
1 year	$ 1,353,449
1-2 years	1,321,639
2-3 years	1,308,803
3-4 years	1,308,803
4-5 years	1,308,803
5+ years	1,308,803
Total undiscounted cashflow	7,910,300
Interest	(492,674)
Lease liability as of December 31, 2025	7,417,626
Sublease income	$ 1,000,000	$ 0